Share Based Payment (Tables)	6 Months Ended
Jun. 30, 2023
Share Based Payment [Abstract]
Schedule of Fair Value of the Options Granted	The following table lists the inputs used for calculation of fair value of the options granted to consultants as follows:
Six months
ended
June 30,
2023

Expected volatility	100.37%-99.19%
Exercise price	1.82-2.18
Share price	1.49
Risk-free interest rate	3.95%-3.94%
Dividend yield	0
Expected life (years)	9.07-9.72

Schedule of Share-Based Expense Recognized in the Statements of Income	The share-based expense recognized in the statements of income were as follows:
	Six months	Six months	For the year
	ended	ended	ended
	June 30,	June 30,	December 31,
	2023	2022	2022

Share-based compensation expense – Research and development	562	855	1,592
Share-based compensation expense – General and administrative	1,222	1,953	3,513

	1,784	2,808	5,105